Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - Protection sold - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	¥ 371,398	¥ 817,845
Maximum potential/Notional amount, Expiring in 1-5 years	1,589,030	3,787,877
Maximum potential/Notional amount, Expiring over 5 years	249,085	588,961
Maximum potential/Notional amount, Total	2,209,513	5,194,683
Credit derivative (asset) liability at fair value	(28,994)	(28,356)
Single name credit default swaps:
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	295,262	780,486
Maximum potential/Notional amount, Expiring in 1-5 years	882,964	2,535,528
Maximum potential/Notional amount, Expiring over 5 years	235,479	577,973
Maximum potential/Notional amount, Total	1,413,705	3,893,987
Credit derivative (asset) liability at fair value	(16,988)	(16,640)
Single name credit default swaps: | Investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	212,513	616,504
Maximum potential/Notional amount, Expiring in 1-5 years	736,935	2,222,393
Maximum potential/Notional amount, Expiring over 5 years	219,642	529,796
Maximum potential/Notional amount, Total	1,169,090	3,368,693
Credit derivative (asset) liability at fair value	(17,199)	(30,117)
Single name credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	82,749	163,982
Maximum potential/Notional amount, Expiring in 1-5 years	146,029	313,135
Maximum potential/Notional amount, Expiring over 5 years	15,837	48,177
Maximum potential/Notional amount, Total	244,615	525,294
Credit derivative (asset) liability at fair value	211	13,477
Index and basket credit default swaps:
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	76,136	37,359
Maximum potential/Notional amount, Expiring in 1-5 years	706,066	1,252,349
Maximum potential/Notional amount, Expiring over 5 years	13,606	10,988
Maximum potential/Notional amount, Total	795,808	1,300,696
Credit derivative (asset) liability at fair value	(12,006)	(11,716)
Index and basket credit default swaps: | Investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	73,300	0
Maximum potential/Notional amount, Expiring in 1-5 years	681,443	217,259
Maximum potential/Notional amount, Expiring over 5 years	10,202	1,596
Maximum potential/Notional amount, Total	764,945	218,855
Credit derivative (asset) liability at fair value	(11,458)	(1,266)
Index and basket credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	0	37,359
Maximum potential/Notional amount, Expiring in 1-5 years	0	599,638
Maximum potential/Notional amount, Expiring over 5 years	0	6,200
Maximum potential/Notional amount, Total	0	643,197
Credit derivative (asset) liability at fair value	0	(7,121)
Index and basket credit default swaps: | Not rated
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	2,836	0
Maximum potential/Notional amount, Expiring in 1-5 years	24,623	435,452
Maximum potential/Notional amount, Expiring over 5 years	3,404	3,192
Maximum potential/Notional amount, Total	30,863	438,644
Credit derivative (asset) liability at fair value	¥ (548)	¥ (3,329)